LEASES (Detail Textuals) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating lease assets	$ 223	$ 1,060
Operating lease liabilities	$ 83
Weighted average remaining lease term	5 months
Approximate weighted average borrowing rate	11.00%